COMMITMENTS AND CONTINGENCIES (Details) (Terra Stabile Rental Agreements [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Terra Stabile Rental Agreements [Member]
December 31, 2013	$ 136
December 31, 2014	273
December 31, 2015	481
December 31, 2016	489
December 31, 2017	496
Thereafter	2,044
Operating leases future minimum payments due	$ 3,919